14. STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
STOCKHOLDERS EQUITY

The Company raised approximately $3.4 million from a private placement in September, 2015 and incurred issuance costs of approximately $16 thousand resulting in net proceeds of approximately $3.4 million. The Company also raised approximately $269 thousand from a stock rights offering in July 2015 and incurred issuance costs of approximately $40 thousand resulting in net proceeds of approximately $229 thousand.